SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023 JPY (¥) item contract	Jun. 30, 2022 JPY (¥)	Jun. 30, 2021 JPY (¥)
Revenue Recognition
Number of contracts conducted | contract	2
Number of distinct performance obligations | item	2
Contract liabilities, consisting of deposits received from customers for sold but undelivered homes	¥ 298,956	¥ 284,975
Amount of revenue recognized	¥ 255,300	143,043
Standard industry warranty period (in years)	10 years
Limited Warranty Term	10 years
Revenue	¥ 17,442,248	14,321,186	¥ 11,255,275
Real estate sales revenue
Revenue Recognition
Revenue	17,125,308	14,108,455	11,090,778
Land sale and non-development
Revenue Recognition
Revenue	15,730,839	12,147,506	9,624,106
Construction development
Revenue Recognition
Revenue	1,394,469	1,960,949	1,466,672
Other revenue
Revenue Recognition
Revenue	316,940	212,731	164,497
Lease
Revenue Recognition
Revenue	75,775	65,391	87,436
Property management
Revenue Recognition
Revenue	22,544	30,426	36,244
Other
Revenue Recognition
Revenue	¥ 218,621	¥ 116,914	¥ 40,817